Note 19 - Commitments and Contingent Liabilities (Details) £ in Thousands, $ in Thousands				3 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended
	Oct. 13, 2015 USD ($)	Mar. 03, 2015 USD ($)	Jun. 21, 2013 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 18, 2014 USD ($)	Sep. 30, 2013 GBP (£)
Note 19 - Commitments and Contingent Liabilities (Details) [Line Items]
Advisory Agreements, Discontinued Operations, Expense				$ 647
Loss Contingency, Loss in Period							$ 3,641	$ 3,457
Protection and Indemnity Insurance Coverage							1,000,000
Retained Earnings (Accumulated Deficit) (in Pounds)				(1,135,581)		$ (1,135,581)	(1,135,581)	$ (1,038,434)
Pallas Consulting LLC [Member]
Note 19 - Commitments and Contingent Liabilities (Details) [Line Items]
Professional and Contract Services Expense	$ 6,558
Professional and Contract Services Fee Per Year				$ 2,950
Advisory Agreement, True up Liability Clause Term				5 years
Harmonia Shipping Management Inc [Member]
Note 19 - Commitments and Contingent Liabilities (Details) [Line Items]
Professional and Contract Services Expense		$ 390
Number of Bitumen Tankers				5
Professional and Contract Services Fee, Due from the Sceonf Year, Per Year						$ 150
Transasia Commodities Limited [Member]
Note 19 - Commitments and Contingent Liabilities (Details) [Line Items]
Revenues					$ 82					$ 0
Retained Earnings (Accumulated Deficit) (in Pounds) | £											£ (134,635)
Transasia Commodities Limited [Member]
Note 19 - Commitments and Contingent Liabilities (Details) [Line Items]
Loss Contingency, Estimate of Lost Profit			$ 290
Loss Contingency, Damages Sought, Value							10,000		£ 10,000
Loss Contingency, Damages Sought, Percentage									25.00%
Legal Fees							$ 1,500
Minimum [Member] | Transasia Commodities Limited [Member]
Note 19 - Commitments and Contingent Liabilities (Details) [Line Items]
Loss Contingency, Damages Sought, Value			$ 6,000